Investment Objectives and Goals - Select STOXX Europe Aerospace & Defense ETF	Dec. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Select STOXX Europe Aerospace & Defense ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Select STOXX Europe Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the STOXX Europe Total Market Aerospace & Defense Index (the “Index”).